ASTON/River Road Focused Absolute Value Fund
ASTON/River Road Focused Absolute Value Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FEES AND EXPENSES
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ASTON/River Road Focused Absolute Value Fund		Class N Shares	Class I Shares
Management Fees		0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	3.29%	3.29%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		4.25%	4.00%
Fee Waiver and/or Expense Reimbursement	[2]	(3.24%)	(3.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.01%	0.76%
[1]	The average expense ratios of other expenses and acquired fund fees and expenses in the table are estimates for the current fiscal year.
[2]	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 28, 2017, to the extent that operating expenses exceed 1.00% of the Fund's average daily net assets with respect to Class N shares and 0.75% of the Fund's average daily net assets with respect to Class I shares (the "Operating Expense Limit"). Prior to February 28, 2017, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the "Recovery Period"), the investment adviser is entitled to be reimbursed by the Fund for any fees waived or expenses reimbursed from the commencement of operations through the completion of the Fund's first three full fiscal years to the extent that the Fund's total annual operating expenses for a class, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - ASTON/River Road Focused Absolute Value Fund - USD ($)	1 Year	3 Years
Class N Shares	103	994
Class I Shares	78	920

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund principally invests in a portfolio of equity securities of U.S. and non-U.S. companies of all market capitalizations. Under normal conditions, the Fund intends to invest its assets in the equity securities of a limited number of issuers. In pursuing its investment strategy, the Fund will primarily invest in common stocks, real estate investment trusts (“REITs”) and publicly traded partnerships (“PTPs”), including, but not limited to, master limited partnerships (“MLPs”). The Fund may invest in non-U.S. companies through depositary receipts or by directly investing in securities listed on foreign exchanges. The Fund’s investments in non-U.S. companies may include those that are organized in or have material business interests tied to emerging market countries. The Fund may also invest in other investment companies, including open-end funds, closed-end funds and exchange-traded funds (“ETFs”).

The subadviser’s investment philosophy is based upon its proprietary Absolute Value® approach, which seeks to provide attractive, sustainable, low volatility returns over the long term, while minimizing downside portfolio risk. The subadviser uses systematic and dynamic proprietary research to analyze companies based on the following critical investment criteria:

•	Security price that is at a discount to assessed valuation as determined by the subadviser’s unique and proprietary Absolute Value® approach

•	Attractive business model

•	Shareholder-oriented management

•	Financial strength

•	Undiscovered, underfollowed or misunderstood companies

In managing the Fund, the subadviser employs a concentrated, all-cap strategy that focuses on a limited number of securities representing the subadviser’s “best ideas” across all of its core strategies. These “best ideas” are the result of the subadviser’s risk/reward assessment, which is based on the subadviser’s conviction about a company and opinion about the company’s discount to valuation.

To manage risk, the subadviser employs a structured sell discipline.

The subadviser’s investment strategy is highly opportunistic and may result in high portfolio turnover.

The Fund is classified as non-diversified. Under normal conditions, the subadviser expects that the Fund will invest in the securities of a limited number of issuers.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Emerging Market Securities Risk. In addition to general foreign securities risks described below, investing in emerging market countries is subject to a number of risks, including:

•           Economic structures that are less diverse and mature than those of developed countries

•           Less stable political systems and less developed legal systems

•           National policies that may restrict foreign investment

•           Wide fluctuations in the value of investments, possibly as a result of significant currency exchange rate fluctuations

•           Smaller securities markets making investments less liquid

•           Special custody arrangements

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. These risks are heightened for issuers located in emerging markets. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions, can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Investment Company Risk. The Fund may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

New Fund Risk. The Fund is newly formed and does not have an operating history. If the Fund does not grow to a viable size due to market factors, performance or the inability to attract assets, the Fund may be liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders.

Non-Diversification Risk. The Fund may invest a larger percentage of its assets in a given security than a diversified fund. In addition, the Fund may invest in a limited number of issuers. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers and may experience increased volatility due to its concentrated investments in those securities.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term capital gains, and will result in greater transaction costs to the Fund. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

PTP Risk. Investing in PTPs (including MLPs) involves special risks in addition to those typically associated with publicly traded companies. PTPs are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. PTPs are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies. PTPs are also subject to tax risk, which is the risk that PTPs may lose their partnership status for tax purposes.

REIT Risk. Securities of REITs may be affected by changes in the values of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

Value Style Risk. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, the valuation levels of value stocks are less than those of growth stocks. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when value stocks underperform.

FUND PERFORMANCE
The Fund is newly organized and does not have a full calendar year of operations. Performance information will be included in the Fund’s next annual or semi-annual shareholder report.